Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:              09/30/2001

Check here if Amendment            [   ]   ;      Amendment Number:    [   ]
       This Amendment (Check only one.):      [   ]  is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               TM Capital Management, Inc.
Address:            303 South Broadway
                    Suite 470
                    Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Patricia B. Fallon
Title:              Treasurer
Phone:              (914) 366 - 4729

Signature, Place, and Date of Signing:

        /s/ Patricia B. Fallon     Tarrytown, New York       11/13/01
        -------------------------------------------------------------------
        [Signature]                [City, State]            [Date]




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]              13F NOTICE.  (Check here if no holdings reported are in
                    this report, and all holdings are reported by other reporting manager(s).)

[    ]              13F COMBINATION REPORT.  (Check here if a portion of the
                    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           17

Form 13F Information Table Value Total:                       297,357
                                                            [thousands]

List of Other Included Managers:               None


FORM 13F INFORMATION TABLE
                    TITLE
                    OF             VALUE       SHARES/      SH/     PUT/INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER      CLASS CUSIP    (X$1000)    PRN AMT      PRN     CALLDSCRETN  MGRS   SOLE     SHARED   NONE
CEG CONSTELLATION   COM   210371100       33275      1375000SH          SOLE              1375000        0        0
CIN CINERGY         COM   172474108        7718       250000SH          SOLE               250000        0        0
CMS CMS ENERGY      COM   125896100       18100       905000SH          SOLE               905000        0        0
EIX Edison Internat COM   281020107       14805      1125000SH          SOLE              1125000        0        0
FE  FIRST ENERGY    COM   337932107       37748      1050000SH          SOLE              1050000        0        0
FPL Florida P&L     COM   341109106       17404       325000SH          SOLE               325000        0        0
KSE KEYSPAN ENERGY  COM   49337W100        6648       200000SH          SOLE               200000        0        0
NI  NISOURCE        COM   65473P105        1166        50000SH          SOLE                50000        0        0
NRG NRG ENERGY      COM   629377102       22472      1386300SH          SOLE              1386300        0        0
NU  NORTHEAST UTIL  COM   664397106       15359       820000SH          SOLE               820000        0        0
PCG PACIFIC GAS     COM   69331C108       47500      3125000SH          SOLE              3125000        0        0
PGN PACIFIC GEN CORPCOM   743263105        9673       225000SH          SOLE               225000        0        0
PNM Public SVCS NM  COM   744499104        2521       100000SH          SOLE               100000        0        0
PNW PINNICLE WEST   COM   723484101        4367       110000SH          SOLE               110000        0        0
RRI RELIANT RESOURCECOM   75952B105       19926      1230000SH          SOLE              1230000        0        0
TXU TEXAS UTILITY   COM   873168108       34740       750000SH          SOLE               750000        0        0
WEC WISCONSIN ELEC  COM   976657106        3938       175000SH          SOLE               175000        0        0

Grand Total                              297357
